Fair Value of Retained Interests (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Annual prepayment rate:
Impact of 10% adverse change	₨ 2.4	$ 0.0	₨ 3.4
Impact of 20% adverse change	4.6	0.1	6.4
Expected credit losses:
Impact of 10% adverse change	3.1	0.0	4.1
Impact of 20% adverse change	₨ 6.2	$ 0.1	₨ 8.1